SUPPLEMENTAL FINANCIAL INFORMATION - PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	$ 41,847	$ 40,148
Accumulated Depreciation	21,247	20,255
Property, Plant and Equipment, Net	20,600	19,893
Buildings
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	7,188	6,943
Machinery and Equipment
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	30,595	29,505
Land
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	841	765
Construction in Progress
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	$ 3,223	$ 2,935